Derivative Financial Instruments	12 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.	Derivative Financial Instruments

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term derivative assets held for risk management	—	28,674	14,777	2,326
Long-term derivative assets held for risk management (Note 12)	—	3,992	2,497	393
Short-term derivative liabilities held for risk management	—	(14,313)	(7,310)	(1,151)
Long-term derivative liabilities held for risk management (Note 15)	—	(4,393)	(1,470)	(231)
Net derivatives held for risk management	—	13,960	8,494	1,337